Provision For Warranty (Schedule Of Product Warranty Liability) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Product Warranty [Line Items]
Beginning balance	€ 8,273	€ 5,650
Charged to cost of sales	29,809	7,066
Acquisition SEAS	33,733
Deductions	(24,822)	(4,824)
Foreign currency translation effect	2,519	381
Ending balance	49,512	8,273
Non-current portion	(6,828)
Current portion	€ 42,684	€ 8,273
Maximum [Member]
Product Warranty [Line Items]
Warranty period	2
Warranty period, in years	2
Minimum [Member]
Product Warranty [Line Items]
Warranty period	1
Warranty period, in years	1